Other long-term debt	12 Months Ended
Dec. 31, 2018
Other Long-term Debt [Abstract]
Other long-term debt
11.	Other long-term debt

As of December 31,2017 and 2018, other long-term debt consisted of the following:

	December 31,	December 31,
	2017	2018
	US$	US$
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	293,742,826	295,673,796
August 2019 Senior Notes due on August 30, 2019 at 8.125%	295,270,134	286,741,749
February 2021 Senior notes due on February 28, 2021 at 7.75%	286,865,011	270,624,821
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	-	197,226,325
Corporate bonds due on December 28, 2020 at 8.20%	152,661,716	58,275,179
Corporate bonds due on January 27, 2021 at 7.47%	107,005,532	43,709,787
Corporate bonds due on March 14, 2021 at 7.09%	76,420,211	72,849,705
Corporate bonds due on August 15, 2019 at 8.20%	226,122,693	63,404,057
Corporate bonds due on April 7, 2020 at 8.20%	172,188,160	89,655,359
Corporate bonds due on September 21, 2020 at 8.50%	-	28,998,553
Collateralized loan due on May 22, 2020 at 10.3192% (2)	135,992,164	189,416,016
Collateralized loan due on November 6, 2018 at 8.20% (1)	6,387,795	-
Collateralized loan due on January 4, 2019 at 8.20% (1)	2,794,660	-
Collateralized loan due on May 10, 2018 at 7.501% (1)	28,312,572	-
Collateralized loan due on July 31, 2021 at 8.00% (1)	48,973,095	-
Collateralized loan due on August 2, 2021 at 8.00% (1)	5,662,515	-
Collateralized loan due on September 6, 2019 at 8.50% (1)	15,304,092	-
Collateralized loan due on October 30, 2019 at 9.30%	2,479,263	2,360,415
Collateralized loan due on November 2, 2019 at 9.30%	28,128,922	26,780,511
Collateralized loan due on November 23, 2024 at 6.90% (1)	40,173,242	-
Collateralized loan due on March 17, 2020 at 7.62% (1)	35,199,412	21,855,694
Collateralized loan due on November 30, 2019 at 10.3192% (3)	260,169,569	130,813,615
Collateralized loan due on December 4, 2020 at 12.00% (4)	-	1,427,905
Collateralized loan due on November 28, 2020 at 11.50% (5)	-	11,656,370
Collateralized loan due on November 9, 2020 at 9.405%	-	50,996,620
Collateralized loan due on October 30, 2020 at 11.50% (6)	-	40,951,099
Non-controlling shareholder’s loan due on May 23, 2019 at 10.3192% (7)	246,778,489	189,780,277
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (8)	10,000,000	9,500,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%(8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95%(8)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (8)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (8)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% (8)	500,000	500,000
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR (9)	22,283,892	24,008,924
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% (10)	2,801,117	1,762,072

Total principal of other long-term debt	2,551,717,082	2,158,468,849

Less: current portion of other long-term debt	(1,146,902,643)	(1,118,013,649)

Total other long-term debt	1,404,814,439	1,040,455,200

The August 2019, November 2020, February 2021 and March 2020 Senior Secured Notes are senior secured pari passu obligations of the Company.

As of December 31, 2018, the contractual maturities of these debts are as follows:

Year	Amount
US$
2019	699,880,624
2020	1,061,403,912
2021	397,184,313
2022	-
2023 and thereafter	-
Less: current portion of other long term debt	(1,118,013,649)

Total: Other long-term debt	1,040,455,200

(1)	These loans were paid in full or partially repaid in 2018.

(2)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.

(3)	Pursuant to the agreements with Ping An Trust Co., Ltd., the debt is secured by the Group’s 51 % equity interest of Henan Renxin.

(4)
Pursuant to the agreements with Wanxiang Trust Co., Ltd., the debt is secured by the Group’s real estate properties under development with net book value of US$963,588 (December 31, 2
0
17: nil), land use rights with net book value of US$92,753 (December 31, 2
0
17: nil) and the Group’s real estate properties
development completed with net book value of
US$576,774 (December 31, 2
0
17: nil).

(5)
Pursuant to the agreements with Huarong International Trust Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$396,377 (December 31, 2
0
17: nil) and the Group’s real estate properties
development completed with net book value of
US$4,346,035 (December 31, 2
0
17: nil).

(6)
Pursuant to the agreements with Huarong International Trust Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$7,299,073 (December 31, 2017: nil), the Group’s real estate properties held for lease with net book value of US$33,336,335 (December 31, 2017: nil) and the Group’s real estate properties development completed with net book value of
 US$1,048,715 (December 31, 2
0
17: nil).

(7)
Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s
65
% equity interest in Ruihao Rongtong.

(8)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$59.5 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(9)
Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.

(10)
Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable in 30 months from August 1 2017. The balance to be paid in next year has been classified as current liabilities as of December 31, 2018

As of December 31, 2018, except when otherwise indicated and the Senior Secured Notes, the Group’s other long-term debt was all denominated in RMB and mainly secured by the Group’s real estate properties under development with net book value of US$963,588 (December 31, 2
0
17: nil ), land use rights with net book value of US$ 584,008,103 (December 31, 2017: US$772,031,141), real estate properties held for lease with net book value of US$ 51,648,281 (December 31, 2017: US$48,610,581), and real estate properties development completed with net book value of
US$36,801,393
(December 31, 2017: US$70,161,378).

June 2019 Senior Secured Notes

On December 6, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014.

The effective interest rate of June 2019 Senior Secured Notes is 14.05%.

The June 2019 Senior Secured Notes were issued pursuant to the June 2019 Indenture, dated December 6, 2013, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent. The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2019 Indenture. The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the June 2019 Senior Secured Notes, in whole or in part, at 106.5% and 103.25% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on June 6, 2017 and June 6, 2018, respectively.

At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Secured Senior Notes.

The June 2019 Indenture, as amended, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the June 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the June 2019 Indenture) of 2.75 to 1.0 (reduced from 3.0 to 1.0 effective February 2016). The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50,
Debt – Modifications and Exchanges
. For a further discussion of the amendments to the June 2019 Indenture, see Note 2 (ad) above.

On July 10, 2017, the Company redeemed the June 2019 Senior Secured Notes for a total redemption amount of US$215,456,000 consisting of the entire outstanding principal balance, interest to the redemption date and debt redemption price amounting to US$200,000,000, US$2,456,000 and US$13,000,000 (equal to the 6.5% of the outstanding principal amount), respectively. The Company recognized loss on extinguishment of debt amounting to US$15,879,702, consisting of both the debt redemption price amounting to US$13,000,000 and unamortized deferred debt issuance costs amounting to US$2,879,702. The Company funded the redemption using the proceeds from the issuance of its February 2021 Senior Secured Notes.

August 2019 Senior Secured Notes

On August 30, 2016, the Company issued an aggregate principal amount of US$300,000,000 of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes bear interest at 8.125% per annum payable semi-annually. Interest will be payable on February 28 and August 30 of each year, commencing February 28, 2017.

The effective interest rate of August 2019 Senior Secured Notes is 9.06%.

The August 2019 Senior Secured Notes were issued pursuant to an indenture, dated August 30, 2016, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “August 2019 Indenture”). The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the August 2019 Indenture. The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd..

At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.

At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Secured Senior Notes.

The August 2019 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the August 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the August 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the August 2019 Indenture) of 2.50 to 1.0.

From August 31, 2018 to December 31, 2018, the Company redeemed the August 2019 Senior Secured Notes for a total principal amount of US$11.9 million. The Company recognized gain on extinguishment of debt amounting to US$511,919, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$577,449 and the loss from unamortized deferred debt issuance costs amounting to US$65,530.

February 2021 Senior Secured Notes

On February 28, 2017, The Company issued an aggregate principal amount of US$300,000,000 of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes bear interest at 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021.

The effective interest rate of February 2021 Senior Secured Notes is 8.68%.

The February 2021 Senior Secured Notes were issued pursuant to an indenture, dated February 28, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “February 2021 Indenture”). The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the February 2021 Indenture. The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.

At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Secured Senior Notes.

The February 2021 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the February 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the February 2021 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

From August 31, 2018 to December 31, 2018, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$25.4 million. The Company recognized gain on extinguishment of debt amounting to US$2,642,710, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$3,043,135 and the loss from unamortized deferred debt issuance costs amounting to US$400,425.

November 2020 Senior Secured Notes

On November 22, 2017 and December 1, 2017, the Company issued an aggregate principal amount of US$200,000,000 and US$100,000,000 of the November 2020 Senior Secured Notes, respectively. The November 2020 Senior Secured Notes bear interest at 8.875% per annum payable semi-annually. Interest will be payable on May 22 and November 22 of each year, commencing May 22, 2018. The November 2020 Senior Secured Notes have a three year term maturing on November 22, 2020.

The effective interest rate of November 2020 Senior Secured Notes is 9.95%.

The November 2020 Senior Secured Notes were issued pursuant to an indenture, dated November 22, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “November 2020 Indenture”). The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the November 2020 Indenture. The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.

At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the November 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the November 2020 Secured Senior Notes.

The November 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the November 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the November 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the November 2020 Indenture) of 2.0 to 1.0.

March 2020 Senior Secured Notes

On March 19, 2018, the Company issued an aggregate principal amount of US$200,000,000 of the March 2020 Senior Secured Notes. The March 2020 Senior Secured Notes bear interest at 9.875% per annum payable semi-annually. Interest will be payable on March 19 and September 19 of each year, commencing September 19, 2018. The March 2020 Senior Secured Notes have a two year term maturing on March 19, 2020.

The effective interest rate of March 2020 Senior Secured Notes is 11.34%.

The March 2020 Senior Secured Notes were issued pursuant to an indenture, dated March 19, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “March 2020 Indenture”). The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the March 2020 Indenture. The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.

At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the March 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the March 2020 Senior Secured Notes.

The March 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the March 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the March 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the March  2020 Indenture) of 2.0 to 1.0.

Onshore Corporate Bonds

On December 28, 2015, Xinyuan China issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB 1 billion (US$154 million) due on December 28, 2020 (the “First Tranche Bonds”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2016.

On January 27, 2016, Xinyuan China issued the second tranche of the onshore corporate bonds with an aggregate principal amount of RMB 0.7 billion (US$107 million) due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2017.

On March 14, 2016, Xinyuan China issued the third tranche of the onshore corporate bonds with an aggregate principal amount of RMB 0.5 billion (US$77 million) due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2017.

The above three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Upon the third anniversary on December 28, 2017, the first tranche of the onshore corporate bonds have been reclassified to current liabilities. Upon the third anniversary on January 27, 2018, the second tranche of the onshore corporate bonds have been reclassified to current liabilities. Upon the third anniversary on March 14, 2018, the third tranche of the onshore corporate bonds have been reclassified to current liabilities. On December 28, 2018, Xinyuan China adjusted the annual interest rate of the First Tranche Bonds to 8.2% from 7.5%. The first and second tranche of the onshore corporate bonds have been reclassified to non-current liabilities.

From November 19, 2018 to November 30, 2018, the Company redeemed the First Tranche Bonds for a total principal amount of RMB 0.6 billion (US$87 million). The Company recognized loss on extinguishment of debt amounting to US$6,518,487, consisting of both the debt redemption price amounting to US$6,509,574 and unamortized deferred debt issuance costs amounting to US$8,913.

From December 14, 2018 to December 21, 2018, the Company redeemed the Second Tranche Bonds for a total principal amount of RMB 0.4 billion (US$58 million). The Company recognized loss on extinguishment of debt amounting to US$4,775,500, consisting of both the debt redemption price amounting to US$4,773,284 and unamortized deferred debt issuance costs amounting to US$2,216.

On August 15, 2016, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB 1.5 billion (US$216 million) due on August 15, 2019 (the “New Tranche”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on August 15 of each year, commencing August 15, 2017.

On April 7, 2017, Xinyuan China issued a new second tranche of onshore corporate bonds with an aggregate principal amount of RMB 1.13 billion (US$173 million) due on April 7, 2020 (the “2017 Tranche”) at a coupon rate of 8.2% per annum payable annually. Interest is payable on April 7 of each year, commencing April 7, 2018.

Upon the first anniversary of the issuance of the New Tranche and 2017 Tranche, respectively, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Therefore, the entire amount of the New Tranche and 2017 Tranche, respectively, has been classified as current liabilities for the periods presented. On August 15, 2017, Xinyuan China adjusted the annual interest rate of the New Tranche Bonds to 8.2% from 7.5%. The annual interest rate of the 2017 Tranche Bonds remained unchanged, at 8.2%.

From August 1, 2018 to August 3, 2018, the Company redeemed the New Tranche for a total principal amount of RMB 1.05 billion (US$153 million). The Company recognized loss on extinguishment of debt amounting to US$5,989,710, consisting of both the debt redemption price amounting to US$5,710,866 and unamortized deferred debt issuance costs amounting to US$278,844.

On March 20, 2018, the Company redeemed the 2017 Tranche for a total principal amount of RMB 0.5 billion (US$73 million). The Company recognized loss on extinguishment of debt amounting to US$3,782,353, consisting of both the debt redemption price amounting to US$3,494,557 and unamortized deferred debt issuance costs amounting to US$287,796.

On September 20, 2018, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB 600 million (US$87 million) due on September 21, 2020 (the “2018 Tranche”) at a coupon rate of 8.5% per annum payable annually. Interest is payable on September 21 of each year, commencing September 21, 2019. The above three tranches of onshore corporate bonds were issued at par.

On September 21, 2018, the Company redeemed the 2018 Tranche for a total principal amount of RMB 0.4 billion (US$58 million). The Company recognized loss on extinguishment of debt amounting to US$3,599,937, consisting of both the debt redemption price amounting to US$3,291,086 and unamortized deferred debt issuance costs amounting to US$308,851.